Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share, basic	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)
Net loss per share, diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)
Weighted average number of common shares outstanding, basic	203,122,607	172,194,043	197,886,587	160,900,298	169,341,781	136,720,652
Weighted average number of common shares outstanding, diluted	203,122,607	172,194,043	197,886,587	160,900,298	169,341,781	136,720,652